Interest in entities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Subsidiaries with Participation of Non-Controlling Shareholders

Non-controlling shareholders have interests in the group entities listed below, however, based on contractual agreements and analysis of the applicable accounting standards, the Company has control and therefore has the right to consolidate the following entities:

Entity	Country	Participation Embraer Group	Participation noncontrolling
OGMA - Indústria Aeronática de Portugal S.A.	Portugal	65.0%	35.0%
Embraer CAE Training Services Ltd.	United Kingdom	51.0%	49.0%
Visiona Tecnologia Espacial S.A.	Brazil	51.0%	49.0%
Embraer CAE Training Services	United States of America	51.0%	49.0%

Summary of Financial Position of the Group Entities that have Non-Controlling Interest

The financial position of the most significant entity of the group with non-controlling interests is summarized below, which is OGMA—Indústria Aeronáutica de Portugal S.A. Other entities combined represent less than 5% of consolidated profit before taxes on income.

	12.31.2018	12.31.2017	01.01.2017
Cash and cash equivalents	12.9	11.1	23.7
Current assets	168.9	207.9	155.1
Non current assets	61.0	66.0	55.4
Current liabilities	74.5	117.4	76.5
Non current liabilities	0.1	0.9	7.3
Noncontrolling interest	54.3	54.4	44.2

	12.31.2018	12.31.2017	12.31.2016
		(Restated)	(Restated)
Revenue	240.5	222.1	216.3
Net income for the year	9.6	12.3	11.2

Summary of Net Assets and Liabilities of the Joint Operation

	12.31.2018	12.31.2017	01.01.2017
Cash and cash equivalents	1.3	1.2	1.4
Current assets	24.5	28.8	27.7
Non current assets	8.0	7.1	5.4
Current liabilities	13.1	48.2	24.6
Non current liabilities	41.5	4.4	25.4

	12.31.2018	12.31.2017	12.31.2016
		(Restated)	(Restated)
Revenue	48.4	42.0	47.4
Net income (loss) for the year	(5.4)	0.1	(9.3)